Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 14,159	$ 6,116
Short-term bank deposit	3,500
Trade receivables	134	597
Other current assets	369	132
Total current assets	18,162	6,845
Non-current assets:
Property and equipment, net	33	19
Intangible assets, net	599	280
Goodwill	4,379	4,379
Total non-current assets	5,011	4,678
Total assets	23,173	11,523
Current liabilities:
Current maturities of loans, net	369	330
Account payables	6	7
Deferred revenues	18	27
Liability to controlling shareholder, net	50	199
Other current liabilities	501	458
Total current liabilities	944	1,021
Non-current liabilities:
Loans, net of current maturities	32	170
Derivative warrant liability	50	72
Total non-current liabilities	82	242
Commitments and contingent liabilities
Shareholders’ equity:
Ordinary shares value	212	179
Additional paid-in capital	55,571	41,752
Accumulated deficit	(33,636)	(31,671)
Total shareholders’ equity	22,147	10,260
Total liabilities and shareholders’ equity	$ 23,173	$ 11,523